NATIXIS FUNDS TRUST II

July 15, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust II
(File Nos.: 002-11101 and 811-00242)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information, each dated July 10, 2014, for Seeyond Multi-Asset Allocation Fund, a series of Natixis Funds Trust II, do not differ from those contained in Post-Effective Amendment No. 191 that was filed electronically on July 9, 2014.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary